Initial Public Offering	10 Months Ended
Dec. 31, 2020
Initial Public Offering Disclosure [Abstract]
Initial Public Offering
NOTE 4 — INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 50,855,000 Units, inclusive of 2,855,000 Units sold to the underwriters on October 16, 2020 upon the underwriters’ election to partially exercise their over-allotment option, at a purchase price of $10.00 per Unit. Each Unit consists of one Class A ordinary share and one-third
of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note
7
).